Credit Risk - Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Increase in profit before tax due to 20 percentage increase in HPI rate	£ 38	£ 34
Increase in profit before tax due to 10 percentage increase in HPI rate	24	21
Decrease in profit before tax due to 10 percentage decrease in HPI rate	(43)	(38)
Decrease in profit before tax due to 20 percentage decrease in HPI rate	£ (126)	£ (112)